Segment, Product and Geographic Information	12 Months Ended
Dec. 31, 2021
Segment, Product and Geographic Information
Segment, Product and Geographic Information

Note 29. Segment, Product and Geographic Information

The Company has two operating segments: Driver IC and Non-driver Products. The Driver IC segment generally is engaged in the design, research, development and sale of displays driver for large-sized TFT-LCD panels, which are used in televisions and desktop monitors, and displays driver for small and medium-sized TFT-LCD panels, which are used in mobile handsets and consumer electronics products. The Non-driver segment primarily is engaged in the design, research, manufacturing and sale of non-driver products, such as timing controllers, 3D Sensing Solution, LCoS, CMOS Image Sensors and WLO.

	Year Ended December 31, 2019
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)

Segment revenues	$544,727	127,108	671,835
Segment operating income (loss)	$29,070	(47,377)	(18,307)
Non operating income, net			2,539
Consolidated loss before income taxes			$(15,768)
Significant noncash items:
Share-based compensation	$221	236	457
Depreciation and amortization	$5,511	18,888	24,399

	Year Ended December 31, 2020
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)

Segment revenues	$756,522	130,760	887,282
Segment operating income (loss)	$98,687	(40,761)	57,926
Non operating loss, net			(1,054)
Consolidated profit before income taxes			$56,872
Significant noncash items:
Share-based compensation	$481	282	763
Depreciation and amortization	$5,959	17,637	23,596

	Year Ended December 31, 2021
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)

Segment revenues	$1,361,442	185,655	1,547,097
Segment operating income (loss)	$551,943	(6,922)	545,021
Non operating loss, net			(429)
Consolidated profit before income taxes			$544,592
Significant noncash items:
Share-based compensation	$424	276	700
Depreciation and amortization	$5,598	15,744	21,342

The following tables summarize information pertaining to the segment revenues from customers in different geographic region (based on customer’s headquarter location):

	For the year ended December 31, 2019
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)

China	$421,729	50,643	472,372
Taiwan	90,971	38,286	129,257
Other Asia Pacific (Philippines, Korea and Japan)	31,861	36,918	68,779
Europe and America	166	1,261	1,427
	$544,727	127,108	671,835

	For the year ended December 31, 2020
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)

China	$643,527	63,475	707,002
Taiwan	88,001	35,179	123,180
Other Asia Pacific (Philippines, Korea and Japan)	24,964	31,231	56,195
Europe and America	30	875	905
	$756,522	130,760	887,282

	For the year ended December 31, 2021
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
China	$1,149,442	111,656	1,261,098
Taiwan	167,728	51,378	219,106
Other Asia Pacific (Philippines, Korea and Japan)	44,272	21,912	66,184
Europe and America	-	709	709
	$1,361,442	185,655	1,547,097

The following tables summarize information pertaining to the segment revenues from major product lines:

	For the year ended December 31, 2019
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)

Display drivers for large-sized applications	$237,276	-	237,276
Display drivers for small and medium-sized applications	307,451	-	307,451
Non-driver products	-	127,108	127,108
	$544,727	127,108	671,835

	For the year ended December 31, 2020
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)

Display drivers for large-sized applications	$240,789	-	240,789
Display drivers for small and medium-sized applications	515,733	-	515,733
Non-driver products	-	130,760	130,760
	$756,522	130,760	887,282

	For the year ended December 31, 2021
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)

Display drivers for large-sized applications	$397,905	-	397,905
Display drivers for small and medium-sized applications	963,537	-	963,537
Non-driver products	-	185,655	185,655
	$1,361,442	185,655	1,547,097

The carrying values of the Company’s property, plant and equipment are located in the following countries:

	December 31,	December 31,
	2020	2021

	(in thousands)
Taiwan	$128,941	130,951
U.S.	1,413	1,163
China	878	662
Korea	524	343
Israel	167	65
Japan	151	52
	$132,074	133,236

Revenues from significant customers, those representing 10% or more of total revenue for the respective periods, are summarized as follows:

	Year ended December 31,
	2019	2020	2021

	(in thousands)
Driver IC segment:
Customer A and its affiliates	$182,442	264,700	443,930
Customer C	33,318	109,911	290,578
	$215,760	374,611	734,508
Non-driver products segment:
Customer A and its affiliates	$15,988	24,963	53,153
Customer C	4,313	2,593	4,639
	$20,301	27,556	57,792

Accounts receivable from significant customers, those representing 10% or more of total accounts receivable for the respective dates, is summarized as follows:

	December 31,	December 31,
	2020	2021

	(in thousands)
Customer A and its affiliates	$88,353	160,107
Customer C	33,171	49,806
	$121,524	209,913

The Company has recognized the following contract liabilities in relation to revenue from contracts with customers:

	December 31,	December 31,
	2020	2021

	(in thousands)
Contract liabilities-current	$6,622	37,663
Contract liabilities-non-current	$-	10,221

Revenue recognized in the current reporting period amounted to $6,146 thousand was related to carried-forward contract liabilities for performance obligations not satisfied in prior year.

All of the service contracts are for periods of one year or less. As permitted under IFRS 15, the transaction price allocated to these unsatisfied contracts is not disclosed. As of December 31, 2021, the Company did not recognize an asset in relation to costs to fulfill a service contract.